CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 21,515	$ 53,985	$ 175,016	$ 126,775
Other comprehensive income (loss), net of tax:
Net unrealized (loss) gain on derivatives	(13,891)	2,920	(11,478)	(1,124)
Foreign currency translation adjustment	30,208	(21,104)	5,128	(7,689)
Total other comprehensive income (loss)	16,317	(18,184)	(6,350)	(8,813)
Comprehensive income	37,832	35,801	168,666	117,962
Comprehensive income attributable to noncontrolling interests	(11,057)	(5,863)	(10,213)	(25,070)
Comprehensive income attributable to Dole plc	$ 26,775	$ 29,938	$ 158,453	$ 92,892